Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ (33)	$ 3
Other comprehensive income before reclassifications	21	4
Reclassification adjustments from accumulated other comprehensive income (loss)	(1)	(4)
Balance at end of period	(13)	3
Unrealized Gains (Losses) Available-for-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(14)	12
Other comprehensive income before reclassifications	17	3
Reclassification adjustments from accumulated other comprehensive income (loss)	(1)	(4)
Balance at end of period	2	11
Retirement Plan Liabilities Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(19)	(13)
Other comprehensive income before reclassifications	0	0
Reclassification adjustments from accumulated other comprehensive income (loss)	0	0
Balance at end of period	(19)	(13)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	0	4
Other comprehensive income before reclassifications	4	1
Reclassification adjustments from accumulated other comprehensive income (loss)	0	0
Balance at end of period	$ 4	$ 5